Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Commitments and Contingencies [Abstract]
Minimum operating lease payments
2014	$280,000
2015	319,000
2016	329,000
2017	3,000
2018	2,000
$933,000

2014	$333,000
2015	319,000
2016	329,000
2017	3,000
2018	2,000
$986,000